Property, plant and equipment (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Contracutal capital commitments	$ 38,000,000
JV Inkai Associate [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ownership interest in JV Inkai	40.00%	40.00%